Variable Interest Entities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Variable interest entity ownership percentage	100.00%
Accounts receivable	$ 1,107	$ 1,190
Accounts payable and other	1,135	1,544
VIE, not primary beneficiary | Non-consolidated investments
Variable Interest Entity [Line Items]
Accounts receivable	6	4
Accounts payable and other	$ 2	$ 4